CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Treasury [Member]	Unrealized Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 17	$ 77,468	$ 7,801,868	$ 933,489	$ (66,400)	$ 0	$ (6,775,924)		$ 1,970,518
Beginning balance, shares at Dec. 31, 2023	16,671	77,467,573		8,173,019
Warrants issued for services			215,962						215,962
Warrants issued for services, shares
Warrants issued for convertible notes payable			33,056						33,056
Shares issued for cash		$ 834	149,166						150,000
Shares issued for cash, shares		834,000
Shares issued for services		$ 250	77,250	$ 261,400					338,900
Shares issued for services, shares		250,000		990,668
Shares issued for interest		$ 1,396	182,302	$ (1,409)					182,289
Shares issued for interest, shares		1,437,918		(9,730)
Shares issued for conversion of convertible notes payable		$ 28,172	3,644,865	$ (820,037)					2,853,000
Shares issued for conversion of convertible notes payable, shares		28,170,065		(7,199,707)
Noncontrolling interest			61,200					58,800	120,000
Net loss							(6,353,169)	(12,815)	(6,365,984)
Net loss									(6,365,984)
Ending balance, value at Dec. 31, 2024	$ 17	$ 108,120	12,165,669	$ 373,443	(66,400)	0	(13,129,093)	45,985	(502,259)
Ending balance, shares at Dec. 31, 2024	16,671	108,159,556		1,954,250
Shares issued for services				$ 47,500					$ 47,500
Shares issued for services, shares				125,000					125,000
Shares issued for interest		$ 76	14,947	$ 43,670					$ 58,693
Shares issued for interest, shares		76,553		255,361
Shares issued for conversion of convertible notes payable		$ 1,130	216,370	$ 685,000					902,500
Shares issued for conversion of convertible notes payable, shares		1,109,165		3,520,650
Shares issued for exercised warrants		$ 2,011	26,976						28,987
Shares issued for exercised warrants, shares		1,991,930
Net loss							(1,143,551)	(4,530)	(1,148,081)
Ending balance, value at Mar. 31, 2025	$ 17	$ 111,337	12,423,962	$ 1,149,613	(66,400)		(14,272,644)	41,455	(612,660)
Ending balance, shares at Mar. 31, 2025	16,671	111,337,204		5,855,261
Beginning balance, value at Dec. 31, 2024	$ 17	$ 108,120	12,165,669	$ 373,443	(66,400)	0	(13,129,093)	45,985	(502,259)
Beginning balance, shares at Dec. 31, 2024	16,671	108,159,556		1,954,250
Warrants issued for services		$ 4,781	24,206						28,987
Warrants issued for services, shares		4,728,515
Shares issued for cash		$ 900	179,100	$ 20,000					200,000
Shares issued for cash, shares		900,000		100,000
Shares issued for services		$ 459	90,033	$ 86,643					177,135
Shares issued for services, shares		457,675		256,430
Shares issued for interest		$ 848	116,450	$ 151,062					268,360
Shares issued for interest, shares		847,554		1,349,341
Shares issued for conversion of convertible notes payable		$ 12,796	2,946,238	$ 1,180,000					4,139,034
Shares issued for conversion of convertible notes payable, shares		12,796,008		11,003,331
Net loss							(7,551,916)	(89,057)	(7,640,973)
Shares issued for conversion of notes payable		$ 1,000	199,000	$ (200,000)
Shares issued for conversion of notes payable, shares		1,000,000		(1,000,000)
Liquidation of noncontrolling interest			257,984				(72,567)	43,072	228,489
Net loss									(7,640,973)
Ending balance, value at Dec. 31, 2025	$ 17	$ 128,904	15,978,681	$ 1,611,148	(66,400)	$ (147,435)	(20,753,574)	(0)	(3,101,224)
Ending balance, shares at Dec. 31, 2025	16,671	128,889,308		13,663,352
Shares issued pursuant to manufacturing and distribution agreement	$ 40		599,960						600,000
Shares issued pursuant to manufacturing and distribution agreement, shares	40,000
Shares issued for cash		29,048	108,144						137,192
Common shares exchanged for preferred shares	$ 1,940	$ (19,404)	17,464
Shares issued for cash, shares		29,047,900
Shares issued for services				$ 23,400					$ 23,400
Shares issued for services, shares	1			117,000					117,000
Common shares exchanged for preferred shares, shares	1,940,417	(19,404,168)
Shares issued to cover stock price guarantee				$ 15,325					$ 15,325
Shares issued to cover stock price guarantee, shares				250,000
Shares issued for interest		$ 828	78,577	$ (8,227)					71,178
Shares issued for interest, shares		827,804		(276,239)
Shares issued for conversion of convertible notes payable		$ 10,500	1,039,500	$ (1,000,000)					50,000
Shares issued for conversion of convertible notes payable, shares		10,500,000		(9,500,000)
Net loss							(2,061,740)		(2,061,740)
Ending balance, value at Mar. 31, 2026	$ 1,997	$ 149,876	$ 17,822,326	$ 641,646	$ (66,400)		$ (22,815,314)		$ (4,265,869)
Ending balance, shares at Mar. 31, 2026	1,997,089	149,860,845		4,254,113